Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,287,000.00
Previously Paid Amount	0.00
Total Fee Amount	730.13
Total Offset Amount	0.00
Net Fee	730.13
Narrative - Max Aggregate Offering Price	$ 5,287,000.00
Final Prospectus	true